Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		$ 4,873,865,000
Total investments at fair value	$ 4,291,955,000	4,873,865,000
Participant Loans	54,466,000
Total Investments	4,928,331,000
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		678,873,000
Total investments at fair value	1,877,900,000	677,644,000
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		3,899,000,000
Total investments at fair value	$ 2,284,194,000	3,899,000,000
Total Separately Managed Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		131,514,000
Total CBRE Unitized Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		144,747,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate, percent	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate, percent	10.50%
Investment, Identifier [Axis]: Alight, Inc. Class A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		398,000
Investment, Identifier [Axis]: American Eupac Fund R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		83,787,000
Investment, Identifier [Axis]: American Funds New Perspective Fund Class R-6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		86,971,000
Investment, Identifier [Axis]: AptarGroup, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,806,000
Investment, Identifier [Axis]: Armstrong World Industries, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,258,000
Investment, Identifier [Axis]: Assured Guaranty Ltd. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		3,367,000
Investment, Identifier [Axis]: Axis Capital Holdings Limited | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,915,000
Investment, Identifier [Axis]: BJ's Wholesale Club Holdings, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		4,598,000
Investment, Identifier [Axis]: BLF FedFund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,454,000
Investment, Identifier [Axis]: BellRing Brands, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,222,000
Investment, Identifier [Axis]: BioMarin Pharmaceutical Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,876,000
Investment, Identifier [Axis]: BlackRock Strategic Income Opportunities Bond Fund M | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		38,648,000
Investment, Identifier [Axis]: CBRE Common Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		143,837,000
Investment, Identifier [Axis]: CNA Financial Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,382,000
Investment, Identifier [Axis]: CNH Industrial NV | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,196,000
Investment, Identifier [Axis]: Caci International Inc Class A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,237,000
Investment, Identifier [Axis]: Cannae Holdings, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,207,000
Investment, Identifier [Axis]: Cooper Companies, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,872,000
Investment, Identifier [Axis]: CoreCivic, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		3,722,000
Investment, Identifier [Axis]: DFA Emerging Markets Portfolio Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		61,237,000
Investment, Identifier [Axis]: Delek US Holdings Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,461,000
Investment, Identifier [Axis]: Dole PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,013,000
Investment, Identifier [Axis]: EVERTEC, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		627,000
Investment, Identifier [Axis]: Embecta Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		927,000
Investment, Identifier [Axis]: Enovis Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		912,000
Investment, Identifier [Axis]: FIAM U.S. Bond Index Commingled Pool Class D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		132,328,000
Investment, Identifier [Axis]: Fidelity BrokerageLink | Participant-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments at fair value		19,731,000
Investment, Identifier [Axis]: Fidelity Government Money Market Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,229,000
Investment, Identifier [Axis]: Fidelity Investments Money Market Government Portfolio – Institutional Class | Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		910,000
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		150,567,000
Investment, Identifier [Axis]: GXO Logistics Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,572,000
Investment, Identifier [Axis]: Genworth Financial, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		3,320,000
Investment, Identifier [Axis]: HF Sinclair Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,110,000
Investment, Identifier [Axis]: Haemonetics Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,991,000
Investment, Identifier [Axis]: Howard Hughes Holdings Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		713,000
Investment, Identifier [Axis]: Hub Group, Inc. Class A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		793,000
Investment, Identifier [Axis]: Huntington Ingalls Industries, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,855,000
Investment, Identifier [Axis]: ICU Medical, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,177,000
Investment, Identifier [Axis]: Icon PLC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,968,000
Investment, Identifier [Axis]: Ingles Markets, Incorporated Class A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,348,000
Investment, Identifier [Axis]: Ingram Micro Holding Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		363,000
Investment, Identifier [Axis]: Insperity, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		672,000
Investment, Identifier [Axis]: International Flavors & Fragrances Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,813,000
Investment, Identifier [Axis]: Ituran Location and Control Ltd. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		338,000
Investment, Identifier [Axis]: Janus International Group, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		618,000
Investment, Identifier [Axis]: LGI Homes, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		985,000
Investment, Identifier [Axis]: LKQ Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,419,000
Investment, Identifier [Axis]: Lithia Motors, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		3,828,000
Investment, Identifier [Axis]: Loomis Sayles Growth Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		308,362,000
Investment, Identifier [Axis]: MAXIMUS, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,335,000
Investment, Identifier [Axis]: MDU Resources Group, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,181,000
Investment, Identifier [Axis]: McGrath RentCorp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		4,152,000
Investment, Identifier [Axis]: Murphy USA, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		3,966,000
Investment, Identifier [Axis]: NCR Voyix Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		674,000
Investment, Identifier [Axis]: Nomad Foods Ltd. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		887,000
Investment, Identifier [Axis]: NorthWestern Energy Group, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,329,000
Investment, Identifier [Axis]: Ovintiv Inc | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		360,000
Investment, Identifier [Axis]: Owens Corning | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,342,000
Investment, Identifier [Axis]: P10, Inc. Class A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,004,000
Investment, Identifier [Axis]: Parnassus Sustainable Core Equity CIT Fund Class 1 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		39,915,000
Investment, Identifier [Axis]: Paycom Software, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,329,000
Investment, Identifier [Axis]: Permian Resources Corporation Class A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,210,000
Investment, Identifier [Axis]: PriceSmart, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,606,000
Investment, Identifier [Axis]: Pursuit Attractions and Hospitality, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,820,000
Investment, Identifier [Axis]: Putnam Large Cap Value Trust | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		165,322,000
Investment, Identifier [Axis]: Radian Group Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		531,000
Investment, Identifier [Axis]: Rentokil Initial plc Sponsored ADR | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,236,000
Investment, Identifier [Axis]: Science Applications International Corp. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,210,000
Investment, Identifier [Axis]: Simply Good Foods Co | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		716,000
Investment, Identifier [Axis]: Smith & Nephew plc Sponsored ADR | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,189,000
Investment, Identifier [Axis]: Southwest Gas Holdings, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,691,000
Investment, Identifier [Axis]: Spartan 500 Index Pool Class D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		821,494,000
Investment, Identifier [Axis]: Spartan Extended Market Index Pool Class D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		61,499,000
Investment, Identifier [Axis]: Spartan Global ex US Index Pool Class D | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		96,026,000
Investment, Identifier [Axis]: TCW MetWest Total Return Bond Fund Class X | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		39,609,000
Investment, Identifier [Axis]: TD SYNNEX Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,452,000
Investment, Identifier [Axis]: TXNM Energy, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		668,000
Investment, Identifier [Axis]: Talen Energy Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		724,000
Investment, Identifier [Axis]: Titan America SA | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,261,000
Investment, Identifier [Axis]: TripAdvisor, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,240,000
Investment, Identifier [Axis]: UFP Industries, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,648,000
Investment, Identifier [Axis]: UniFirst Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		3,513,000
Investment, Identifier [Axis]: United Parks & Resorts Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,583,000
Investment, Identifier [Axis]: Vail Resorts, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,754,000
Investment, Identifier [Axis]: Vanguard Explorer Fund Admiral Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		137,287,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		53,117,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		203,020,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		289,350,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		350,609,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		263,901,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		363,495,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		295,517,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		274,064,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		151,349,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		69,521,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,831,000
Investment, Identifier [Axis]: Vanguard Target Retirement Income & Growth Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,252,000
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		36,566,000
Investment, Identifier [Axis]: Verra Mobility Corp. Class A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,395,000
Investment, Identifier [Axis]: Vontier Corp | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,839,000
Investment, Identifier [Axis]: WESCO International, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,796,000
Investment, Identifier [Axis]: WEX Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		2,566,000
Investment, Identifier [Axis]: Warrior Met Coal, Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		605,000
Investment, Identifier [Axis]: White Mountains Insurance Group Ltd | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		5,424,000
Investment, Identifier [Axis]: WillScot Holdings Corporation Class A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		1,133,000
Investment, Identifier [Axis]: Yelp Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		802,000
Investment, Identifier [Axis]: ePlus inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments		$ 3,010,000